Loan Payable - Schedule of Principal Repayments on Indebtedness (Details) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Loans Payable
2019		$ 192,446
2020		10,801,019
2021		14,487,444
2022		223,242
2023		234,589
Thereafter		7,708,822
Total Maturities	$ 54,667,520	33,647,562
Less unamortized issuance costs	(750,133)	(411,165)	$ (455,732)
Outstanding Loans	$ 53,917,387	$ 33,236,397	$ 24,419,268